Related Amortization Expense of Purchase Accounting Intangible Assets (Detail) (USD $)	Dec. 31, 2013
Aggregate amortization expense for the year ended December 31:
2012	$ 309,000
2013	355,000
Estimated amortization expense for the year ending December 31:
2014	377,000
2015	377,000
2016	360,000
2017	308,000
2018	308,000
Thereafter	947,000
Net Carrying Amount, Core deposits	$ 679,970